Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Motor vehicles	5 years

2019	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2018	£12,355	£8,171	£20	£164	£20,710
Additions	2,856	2,055	—	1,157	6,068
Inflation adjustment	145	—	—	—	145
Disposals	(494)	(106)	(11)	—	(611)
Transfers	—	164	—	(164)	—
Effect of foreign exchange translations	(183)	(126)	—	—	(309)
At 30 June 2019	£14,679	£10,158	£9	£1,157	£26,003

Depreciation
At 1 July 2018	£8,477	£3,629	£20	£—	£12,126
Charge for the year	2,460	1,543	—	—	4,003
Disposals	(477)	(89)	(11)	—	(577)
Effect of foreign exchange translations	(73)	(55)	—	—	(128)
At 30 June 2019	£10,387	£5,028	£9	£—	£15,424
Net book value
At 30 June 2019	£4,292	£5,130	£—	£1,157	£10,579

2018	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2017	£10,698	£6,901	£21	£—	£17,620
Additions	2,111	1,381	—	164	3,656
Acquisition of subsidiary / business	417	492	—	—	909
Disposals	(798)	(555)	—	—	(1,353)
Effect of foreign exchange translations	(73)	(48)	(1)	—	(122)
At 30 June 2018	£12,355	£8,171	£20	£164	£20,710

Depreciation
At 1 July 2017	£7,151	£2,963	£20	£—	£10,134
Charge for the year	2,095	1,243	—	—	3,338
Disposals	(734)	(545)	—	—	(1,279)
Effect of foreign exchange translations	(35)	(32)	—	—	(67)
At 30 June 2018	£8,477	£3,629	£20	£—	£12,126
Net book value
At 30 June 2018	£3,878	£4,542	£—	£164	£8,584

Summary of useful life for intangible assets
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	5 - 10 years
Non-compete agreement	3 years
Computer software	3 - 10 years
Licences	Shorter of licence period and up to 3 years